Statutory Prospectus Supplement dated August 23, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Series I and Series II shares of Invesco Oppenheimer V.I. International Growth Fund.

This supplement amends the Statutory Prospectuses of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectuses and retain it for future reference.

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Management – Adviser Compensation” in each prospectus:

“The Adviser receives a fee from the Fund, calculated at the annual rate of 1.00% of the first $250 million, 0.90% of the next $250 million, 0.85% of the next $500 million, and 0.82% of the amount over $1 billion of average daily net assets. The advisory fee payable by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser. Invesco, not the Fund, pays sub-advisory fees, if any.”

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Statement of Additional Information Supplement dated August 23, 2019

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Series I and Series II shares of Invesco Oppenheimer V.I. International Growth Fund.

This supplement amends the Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.

The following information replaces in its entirety the table beginning on page 68 under the heading “INVESTMENT ADVISORY AND OTHER SERVICES – Investment Adviser” in the Statement of Additional Information:

“Fund Name	Annual Rate/Net Assets Per Advisory Agreement
Invesco Oppenheimer V.I. Capital Appreciation Fund*	0.75% on the first $200M 0.72% on the next $200M 0.69% on the next $200M 0.66% of the next $200M 0.60% of the next $200M 0.58% of the amount over $1B

Invesco Oppenheimer V.I. Conservative Balanced Fund*	0.75% of the first $200M 0.72% of the next $200M 0.69% of the next $200M 0.66% of the next $200M 0.60% of the amount over $800M

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund*	0.75% of the first $200M 0.72% of the next $200M 0.69% of the next $200M 0.66% of the next $200M 0.60% of the next $700M 0.58% of the amount over $1.5B

Invesco Oppenheimer V.I. Global Fund*	0.75% on the first $200M 0.72% on the next $200M 0.69% on the next $200M 0.66% on the next $200M 0.60% of the next $4.2B 0.58% of the amount over $5B

Invesco Oppenheimer V.I. Global Strategic Income Fund*	0.75% of the first $200M 0.72% of the next $200M 0.69% of the next $200M 0.66% of the next $200M 0.60% of the next $200M 0.50% of the next $4B 0.48% of the amount over $5B

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“Fund Name	Annual Rate/Net Assets Per Advisory Agreement
Invesco Oppenheimer V.I. Government Money Fund*	0.450% of the first $500M 0.425% of the next $500M 0.400% of the next $500M 0.375% of the amount over $1.5B

Invesco Oppenheimer V.I. International Growth Fund*	1.00% of the first $250M 0.90% of the next $250M 0.85% of the next $500M 0.82% of the amount over $1B

Invesco Oppenheimer V.I. Main Street Fund*	0.75% of the first $200M 0.72% of the next $200M 0.69% of the next $200M 0.66% of the next $200M 0.60% of the next $200M 0.58% of the next $4B 0.56% of the amount over $5B

Invesco Oppenheimer V.I. Main Street Small Cap Fund*	0.75% of the first $200M 0.72% of the next $200M 0.69% of the next $200M 0.66% of the next $200M 0.60% of the next $200M 0.58% of the next $4B 0.56% of the amount over $5B

Invesco Oppenheimer V.I. Total Return Bond Fund*	0.60% of the first $1B 0.50% of the amount over $1B

*	The advisory fee payable by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with Invesco.”

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